Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Total financial assets	€ 5,081.4	€ 5,254.8	€ 3,386.2
Total Fair Value	346.7	1,585.5	217.3
Current derivative assets	292.1	1,400.4	106.0
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	4,734.7	3,669.3	3,168.9
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	346.7	1,435.0	217.3
Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets		150.5
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	3,599.3	2,669.0	2,650.7
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,599.3	2,669.0	2,650.7
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	1,056.2	934.1	465.5
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	1,056.2	934.1	465.5
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	19.5	22.7	34.1
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	19.5	22.7	34.1
Foriegn currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	279.4	474.1	208.9
Total Fair Value	279.4	474.1	208.9
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	279.4	474.1	208.9
Jet fuel and carbon derivative contracts
Disclosure of financial assets [line items]
Total financial assets	49.6	956.3
Total Fair Value	49.6	956.3
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	49.6	956.3
Jet fuel options
Disclosure of financial assets [line items]
Total financial assets	14.1	150.5
Total Fair Value	14.1	150.5
Jet fuel options | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	14.1
Jet fuel options | Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets		150.5
Currency swap contract
Disclosure of financial assets [line items]
Total financial assets	3.6	4.6	3.0
Total Fair Value	3.6	4.6	3.0
Currency swap contract | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	3.6	4.6	3.0
GBP Currency Swaps
Disclosure of financial assets [line items]
Total financial assets			5.4
Total Fair Value			5.4
GBP Currency Swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets			5.4
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	59.7	43.5	18.6
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 59.7	€ 43.5	€ 18.6